Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

NOTE 12. SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions for potential recognition or disclosure from the balance sheet date through May 28, 2024, the issuance date of these the financial statements and has not identified any additional items requiring disclosure that have not previously been mentioned elsewhere.

Note 10 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date these financial statements were available to be issued. Based on this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

On January 31, 2024, in connection with an extraordinary meeting of shareholders called to approve the proposals relating to the entry into and consummation of the Business Combination, shareholders holding 1,432,457 of the Company’s Class A ordinary shares exercised their right to redeem their shares for a pro rata portion of the funds in the Company’s trust account. As a result, approximately $16.0 million (approximately $11.14 per Public Share) were removed from the Trust Account to pay such holders.

On February 14, 2024, pursuant to the Merger Agreement by and among the Company, Merger Sub, the Sponsor, Tevogen Bio, and Dr. Ryan Saadi, in his capacity as seller representative, Merger Sub merged with and into Tevogen Bio, with Tevogen Bio being the surviving company and a wholly owned subsidiary of the Company. Prior to the effective time of the Merger (the “Effective Time”), pursuant to the Merger Agreement, the Company changed its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”). In connection with the Domestication, the Company changed its name to “Tevogen Bio Holdings Inc.” Also in connection with the Domestication, the Company’s governing documents were amended and restated as set forth in the Company’s definitive proxy statement filed with the Securities and Exchange Commission (the “SEC”) on January 10, 2024 (the “Definitive Proxy Statement”). At the Effective Time, in accordance with the terms and subject to the conditions of the Merger Agreement, each share of the common stock of Tevogen Bio issued and outstanding immediately prior to the Effective Time was converted into the right to receive the number of shares of duly authorized, validly issued, fully paid, and nonassessable shares of the common stock of the Company, par value $0.0001 (the “Common Stock”), equal to the quotient obtained by dividing (x) the quotient obtained by dividing (i) $1,200,000,000 by (ii) ten dollars ($10.00) by (y) the aggregate number of shares of the common stock of Tevogen Bio that were issued and outstanding immediately prior to the Effective Time.

On February 14, 2024, the Company entered into a securities purchase agreement with an investor pursuant to which the investor agreed to purchase shares of Series A Preferred Stock of the Company for an aggregate purchase price of $8.0 million. On March 27, 2024, the Company entered into an agreement pursuant to which that amount was reduced to $2.0 million and the investor agreed to purchase shares of the Company’s Series A-1 Preferred Stock for an aggregate purchase price of $6.0 million. As of April 26, 2024, the Company has received $1.2 million of the $6.0 million aggregate purchase price for the shares of Series A-1 Preferred Stock. The shares of Series A Preferred Stock are convertible into a total of 500,000 shares of the Company’s common stock and the shares of the Series A-1 Preferred Stock will be convertible into a total of 600,000 shares of the Company’s common stock, in each case at the election of the holder. Each of the Series A Preferred Stock is and the Series A-1 Preferred Stock will be subject to a call right providing the Company the right to call the stock if the volume weighted average price of the common stock for the 20 days prior to delivery of the call notice is greater than $5.00 per share and there is an effective resale registration statement on file covering the underlying common stock. The Series A Preferred Stock is and the Series A-1 Preferred Stock will be non-voting, has or will have, as the case may be, no mandatory redemption, and carries or will carry an annual 5% cumulative dividend, increasing by 2% each year, in the case of the Series A-1 Preferred Stock in no event to more than 15% per year.

On February 14, 2024, in connection with the consummation of the Business Combination, the Company entered into an agreement with the Sponsor, pursuant to which the Company assigned to the Sponsor and the Sponsor agreed to assume certain liabilities and obligations in the aggregate initial amount of approximately $4.2 million, which amount was later reduced to approximately $3.6 million (the “Series B Preferred Stock”). The Series B Preferred Stock is non-voting, non-convertible, callable by the Company at any time, and pays a 3.5% quarterly dividend beginning 35 days after issuance. Any dividend will be paid by the Company on behalf of the Sponsor to the creditors to which the assumed liabilities and obligations are owed, pro rata in accordance with those liabilities and obligations unless otherwise agreed by the Company and the Sponsor. The dividend rate will increase by 0.25% each month that the Series B Preferred Stock remains outstanding after the first 30 days after its issuance, but in no event will increase to more than 7.5% per quarter.

Pursuant to the Merger Agreement, Tevogen Bio agreed that at the Effective Time, it would pay $2,000,000 to the Sponsor for advisory services (the “Sponsor Advisory Services Fee”). Thereafter, in connection with the closing of the Business Combination, the Sponsor Advisory Services Fee was reduced to $500,000. On April 16, 2024, the Sponsor agreed to further reduce the Sponsor Advisory Services Fee by informing Tevogen Bio that $250,000 of the $577,500 that was due from the Sponsor as of December 31, 2023 would be applied to offset a portion of the $500,000 Sponsor Advisory Services Fee. Therefore, the total amount due to the Sponsor under the Sponsor Advisory Services Fee is $250,000.